Leases (Details) - Schedule of Supplemental Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
Operating lease right-of-use assets	$ 3,070	$ 2,711
Current lease liabilities	624	529
Non-current lease liabilities	2,535	2,382
Total lease liabilities	$ 3,159	$ 2,911
Weighted Average Remaining Lease Term
Operating leases	5 years 1 month 20 days	5 years 8 months 12 days
Weighted Average Discount Rate
Operating leases	7.46%	7.13%